Accounts Payable and Accrued Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities

	As at September 30, 2016	As at December 31, 2015
	$	$
Trade accounts payable	629,047	274,055
Accrued liabilities	131,326	139,218
	760,373	413,273

	As at December 31, 2015	As at December 31, 2014
	$	$
Trade accounts payable	274,055	130,913
Accrued liabilities	139,218	45,126
	413,273	176,039